PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
NOTE 6 - PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

The carrying value of property and equipment included the following changes for the years ended December 31, 2021, 2020 and 2019:

In Thousands of US Dollars
	Laboratory Equipment	Computer Equipment	Office Equipment	Total
Cost
Balance at January 1, 2019	$418	$43	$113	$574
Additions	–	–	–	–
Disposals	–	–	–	–
Balance at December 31, 2019	418	$43	$113	$574
Additions	–	13	–	13
Disposals	–	–	–	–
Balance at December 31, 2020	418	$56	$113	$587
Additions	–	3	3	6
Disposals	–	–	–	–
Balance at December 31, 2021	$418	$59	$116	$593

Accumulated depreciation
Balance at January1, 2019	418	33	90	$541
Depreciation for the year	–	4	5	9
Disposals	–	–	–	–
Balance at December 31, 2019	$418	$37	$95	$550
Depreciation for the year	–	4	5	9
Disposals	–	–	–	–
Balance at December 31, 2020	418	$41	$100	$559
Depreciation for the year	–	7	5	12
Disposals	–	–	–	–
Balance at December 31, 2021	$418	$48	$105	$571
Carrying amounts
At December 31, 2019	$-	$6	$19	$25
At December 31, 2020	$-	$15	$13	$28
At December 31, 2021	$-	$11	$11	$22

The depreciation expense of property and equipment amounts to $12,357, $9,236 and $8,684 for the years ended December 31, 2021, 2020 and 2019, respectively. .